Long-Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument
Total long-term debt	$ 605,012	$ 571,616
Less: Deferred loan issuance costs	2,825	3,806
Total long-term debt, net	602,187	567,810
Less: Current portion of long-term debt	40,534	12,957
Add: Current portion of deferred loan issuance costs	966	1,035
Long-term debt, net	562,619	555,888
(i) Issued in March 2007 maturing in December 2019 (the ''2007 credit facility'')
Debt Instrument
Total long-term debt	$ 185,975	185,975
Margin	3.00%
(ii) Issued in March 2008 maturing in December 2019 (the ''2008 credit facility'')
Debt Instrument
Total long-term debt	$ 181,641	181,641
Margin	3.00%
(iii) Issued in June 2011 maturing in March 2018 (the ''2011 credit facility'')
Debt Instrument
Total long-term debt	$ 14,000	14,000
Margin	3.25%
(iv) Issued in September 2013 maturing in December 2020 (the ''2013 credit facility'')
Debt Instrument
Total long-term debt	$ 207,646	190,000
Margin	3.50%
(v) Assumed in October 2016 maturing in November 2022 (the ''2015 credit facility'')
Debt Instrument
Total long-term debt	$ 15,750	$ 0
Margin	2.50%